Marketable Securities (Tables)	12 Months Ended
Aug. 31, 2015
Marketable Securities [Abstract]
Schedule of Available for Sale Securities
	August 31, 2014
		Gross	Gross
	Amortized	Unrealized	Unrealized
Available for sale securities	Cost	Gain	Loss	Fair Value
Certificates of Deposit	$4,244	$-	$(4)	$4,240
Commercial Paper	5,249	-	-	5,249
Corporate Bonds	15,157	-	(7)	15,150
Total	$24,650	$-	$(11)	$24,639